FINANCIAL INSTRUMENTS - (Gain)/loss on fair value of financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 03, 2016
Disclosure of detailed information about financial instruments [line items]
Loss on fair value of 5% Convertible Debentures	$ 0	$ 317
Gain on fair value of warrants	0	(86)
Gain on warrant exercise	0	(193)
Gain on fair value of 7% Convertible Debentures embedded derivative	(6,786)	(2,095)
(Gain)/loss on fair value of financial instruments, net	$ (6,786)	$ (2,057)
5% Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.00%	5.00%
7% Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.00%		7.00%